Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Change in Net Carrying Amount of Goodwill by Segment

The change in the net carrying amount of goodwill for the years ended December 31, 2016 and 2015 by segment is as follows (in thousands):

	Steel Mills	Steel Products	Raw Materials	Total
Balance, December 31, 2014	$594,402	$744,685	$729,577	$2,068,664
Translation	—	(53,618)	—	(53,618)
Other	(3,768)	—	—	(3,768)

Balance, December 31, 2015	590,634	691,067	729,577	2,011,278
Acquisitions	29,522	—	—	29,522
Translation	—	11,928	—	11,928

Balance, December 31, 2016	$620,156	$702,995	$729,577	$2,052,728

Schedule of Intangible Assets

Intangible assets with estimated useful lives of 5 to 22 years are amortized on a straight-line or accelerated basis and are comprised of the following (in thousands):

	December 31, 2016		December 31, 2015
	Gross Amount	Accumulated Amortization	Gross Amount	Accumulated Amortization
Customer relationships	$1,295,803	$566,884	$1,185,299	$517,817
Trademarks and trade names	161,851	66,494	155,864	57,756
Other	62,807	20,248	23,025	17,943

	$1,520,461	$653,626	$1,364,188	$593,516